Schedule of Investments (Unaudited)		March 31, 2023
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 94.3%
Basic Material - 1.1%
Chemical-Specialty-1.1%
3,000	Albemarle Corp.	$663,120

Capital Equipment - 3.2%
Aerospace & Defense-1.2%
3,400	Boeing Co. *	722,262

Machine Tool-0.9%
5,500	Xylem, Inc.	575,850

Machinery-Miscellaneous-1.1%
12,000	Ingersoll Rand, Inc.	698,160

Consumer Cyclical - 10.0%
Apparel Manufacturing-0.7%
3,500	NIKE, Inc. - CL B	429,240

Automobile-1.3%
4,000	Tesla, Inc. *	829,840

Housing-1.0%
6,000	Lennar Corp. - CL A	630,660

Leisure Service-5.0%
5,500	Expedia Group, Inc. *	533,665
3,000	Marriott International, Inc.	498,120
4,300	Netflix, Inc. *	1,485,564
20,000	Uber Technologies, Inc. *	634,000
		3,151,349

Media-Radio/TV-2.0%
13,000	Walt Disney Co. *	1,301,690

Consumer Staple - 2.0%
Beverage-Non-Alcoholic-0.9%
10,000	Monster Beverage Corp. *	540,100

Food-1.1%
7,000	Lamb Weston Holdings, Inc.	731,640

Energy - 3.0%
Oil & Gas-Exploration & Production-1.5%
15,000	Occidental Petroleum Corp.	936,450

Oil & Gas-Integrated-1.5%
8,500	Exxon Mobil Corp.	932,110

Financial - 12.9%
Bank-Money Center-7.6%
20,000	Bank of America Corp.	572,000
7,000	Goldman Sachs Group, Inc.	2,289,770
15,000	JPMorgan Chase & Co.	1,954,650
		4,816,420

Finance-Miscellaneous-5.3%
5,000	American Express Co.	824,750
7,000	MasterCard, Inc. - CL A	2,543,870
		3,368,620

Healthcare - 11.1%
Healthcare-Biomedical/Genetic-4.1%
3,300	Biogen, Inc. *	917,499
1,500	Thermo Fisher Scientific, Inc.	864,555
2,500	Vertex Pharmaceuticals, Inc. *	787,675
		2,569,729

Healthcare-Drug/Diversified-2.4%
8,000	Merck & Co., Inc.	851,120
4,000	Zoetis, Inc.	665,760
		1,516,880

Healthcare-Instrument-1.1%
1,400	IDEXX Laboratories, Inc. *	700,112

Healthcare-Patient Care-3.5%
3,000	HCA Healthcare, Inc.	791,040
3,000	UnitedHealth Group, Inc.	1,417,770
		2,208,810

Retail - 13.8%
Retail-Major Chain-3.5%
3,000	Costco Wholesale Corp.	1,490,610
4,500	Target Corp.	745,335
		2,235,945

Retail-Restaurant-3.1%
500	Chipotle Mexican Grill, Inc. *	854,145
10,500	Starbucks Corp.	1,093,365
		1,947,510

Retail-Specialty-7.2%
31,500	Amazon.com, Inc. *	3,253,635
2,000	Home Depot, Inc.	590,240
1,300	Ulta Beauty, Inc. *	709,371
		4,553,246

Technology - 36.3% #
Computer Data Storage-8.3%
32,000	Apple, Inc.	5,276,800

Computer-Software-11.5%
3,000	Adobe Systems, Inc. *	1,156,110
10,000	DocuSign, Inc. *	583,000
12,000	Microsoft Corp.	3,459,600
3,500	Salesforce, Inc. *	699,230
1,200	ServiceNow, Inc. *	557,664
4,000	Workday, Inc. *	826,160
		7,281,764

Electronic Instrumentation-1.3%
6,000	Agilent Technologies, Inc.	830,040

Electronic-Semiconductor-7.9%
10,000	Advanced Micro Devices, Inc. *	980,100
1,000	Broadcom, Inc.	641,540
7,000	NVIDIA Corp.	1,944,390
5,500	QUALCOMM, Inc.	701,690
6,000	Skyworks Solutions, Inc.	707,880
		4,975,600

Internet-7.3%
38,000	Alphabet, Inc. - CL C *	3,952,000
3,000	Meta Platforms, Inc. - CL A *	635,820
		4,587,820

Transportation - 0.9%
Transportation Service-0.9%
5,200	Expeditors International of Washington, Inc.	572,624

Total Common Stocks (Cost $35,512,288)		59,584,391

MONEY MARKET FUNDS - 5.8%
3,634,864	First American Government Obligations Fund - Class X, 4.65%^	3,634,864
Total Money Market Funds (Cost $3,634,864)		3,634,864

	Total Investments (Cost $39,147,152) - 100.1%	63,219,255
	Liabilities in Excess of Other Assets - (0.1)%	(50,316)
	TOTAL NET ASSETS - 100.0%	$63,168,939

*	Non-Income Producing.
#
As of March 31, 2023, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at March 31, 2023.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$59,584,391	$-	$-	59,584,391
Money Market Funds	3,634,864	-	-	3,634,864
Total Investments in Securities	$63,219,255	$-	$-	63,219,255

Refer to the Schedule of Investments for futher information on the classification of investments.